Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line items]
Deposits	$ 694,724	$ 697,572
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	136,523
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	222,766
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	335,435
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	663,813	670,770
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	30,911	26,802
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	236,095	232,095
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	15,289
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	133,299
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	87,507
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	389,225	397,188
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	108,928
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	89,375
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	190,922
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	24,561	22,523
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	12,306
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	92
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	12,163
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	44,843	45,766
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	44,843
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	87,898	93,801
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	461,443	447,409
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	14,959	17,053
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	83,277	92,333
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	6,148	6,452
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 40,999	$ 40,524